                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4563

                    Oppenheimer Limited-Term Government Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                       Principal
                                                                        Amount            Value
                                                                    --------------   --------------
Asset-Backed Securities--3.0%
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
   Certificates, Series 2004-W8, Cl. A2, 0.794%, 5/25/34(1)         $    6,830,731   $    3,936,761
Argent Securities Trust 2006-W1, Asset-Backed Pass-Through
   Certificates, Series 2006-W1, Cl. A2B, 0.474%, 3/25/36(1)               539,362          530,660
Bank of America Credit Card Trust, Credit Card Asset-Backed
   Certificates, Series 2006-A16, Cl. A16, 4.72%, 5/15/13               10,325,000       10,684,093
Capital Auto Receivables Asset Trust 2008-2, Automobile
   Asset-Backed Securities, Series 2008-2, Cl. A2A, 3.74%,
   3/15/11                                                               3,444,173        3,478,720
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(1)                             7,339,977        5,661,815
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                             1,651,093        1,204,371
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
   Certificates, Series 2006-25, Cl. 2A2, 0.434%, 6/25/47(1)             3,940,000        1,890,146
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
   Certificates, Series 2006-FF10, Cl. A3, 0.404%, 7/25/36(1)            5,379,386        4,900,342
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
   Certificates, Series 2006-FF9, Cl. 2A2, 0.424%, 7/7/36(1)             2,670,692        1,826,960
Ford Credit Auto Owner Trust, Automobile Receivables Nts.,
   Series 2009-B, Cl. A2, 2.10%, 11/15/11                                8,350,000        8,356,945
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
   Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.575%,
   1/20/35(1)                                                            2,364,893        1,574,003
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan
   Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.425%,
   3/20/36(1)                                                            1,435,000        1,246,655
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35(1)                                 107,723          107,037
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                   780,258          735,580
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
   Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36(1)                2,533,710        2,159,682
Specialty Underwriting & Residential Finance Trust, Home Equity
   Asset-Backed Obligations, Series 2006-BC1, Cl. A2B, 0.464%,
   12/25/36(1)                                                           2,573,012        2,517,284
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
   Home Equity                                                           2,559,683        2,501,834
Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.414%,
   7/25/36(1)
Total Asset-Backed Securities (Cost $63,198,555)                                         53,312,888
                                                                                     --------------
Mortgage-Backed Obligations--75.1%
Government Agency--66.5%
FHLMC/FNMA/Sponsored--62.3%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                             460,176          471,698
5%, 8/15/33                                                             16,705,785       17,086,233
6%, 5/15/18-3/15/33                                                     25,992,978       27,516,282
6.50%, 4/15/18-4/1/34                                                   12,180,534       13,024,629
7%, 8/15/16-10/1/37                                                      6,286,845        6,790,947
7.50%, 2/15/32-4/25/36                                                  11,390,838       12,423,841
8%, 4/1/16                                                               1,655,182        1,774,012
8.50%, 3/15/31                                                             302,105          331,801
9%, 8/1/22-5/1/25                                                          435,363          481,297


                  1 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                       Principal
                                                                        Amount            Value
                                                                    --------------   --------------
FHLMC/FNMA/Sponsored Continued
10%, 12/25/10-8/16/21                                               $       78,794   $       86,327
11%, 12/15/20                                                              108,878          124,330
11.50%, 6/15/20-12/3/20                                                    207,289          229,269
11.75%, 1/15/16-4/15/19                                                     23,832           27,016
12%, 6/15/15                                                                16,688           17,849
12.50%, 7/15/19                                                             60,727           70,402
13%, 8/15/15                                                                78,412           91,752
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Certificates, Interest-Only
   Stripped Mtg.-Backed Security, Series 3045, Cl. DI, 41.61%,
   10/15/35(2)                                                          37,173,210        3,116,163
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
   Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 1.025%, 6/15/21(1)                                      14,695           14,673
Series 151, Cl. F, 9%, 5/15/21                                              59,677           64,594
Series 1695, Cl. F, 2.75%, 3/15/24(1)                                    3,890,904        3,957,115
Series 2006-11, Cl. PS, 23.416%, 3/25/36(1)                              2,463,900        2,958,505
Series 2035, Cl. PC, 6.95%, 3/15/28                                      2,399,346        2,563,113
Series 2084, Cl. ZC, 6.50%, 8/15/28                                      1,489,879        1,578,834
Series 2122, Cl. FD, 0.669%, 2/15/29(1)                                  2,084,870        2,039,364
Series 2132, Cl. FN, 1.22%, 3/15/29(1)                                   3,182,474        3,154,409
Series 2148, Cl. ZA, 6%, 4/15/29                                         4,396,794        4,688,609
Series 2195, Cl. LH, 6.50%, 10/15/29                                     4,975,463        5,289,288
Series 2220, Cl. PD, 8%, 3/15/30                                           577,364          632,490
Series 2281, Cl. Z, 6.50%, 2/15/31                                       7,428,146        7,899,701
Series 2319, Cl. BZ, 6.50%, 5/15/31                                     11,090,955       11,858,712
Series 2326, Cl. ZP, 6.50%, 6/15/31                                      2,608,432        2,786,809
Series 2344, Cl. FP, 1.269%, 8/15/31(1)                                  1,831,005        1,836,152
Series 2368, Cl. TG, 6%, 10/15/16                                          508,603          544,301
Series 2392, Cl. FB, 0.919%, 1/15/29(1)                                    617,686          613,249
Series 2396, Cl. FE, 0.919%, 12/15/31(1)                                   747,127          742,036
Series 2401, Cl. FA, 0.969%, 7/15/29(1)                                    782,838          778,131
Series 2435, Cl. EQ, 6%, 5/15/31                                         2,510,720        2,569,222
Series 2464, Cl. FI, 1.319%, 2/15/32(1)                                  1,514,980        1,521,509
Series 2470, Cl. LF, 1.319%, 2/15/32(1)                                  1,549,955        1,564,443
Series 2471, Cl. FD, 1.319%, 3/15/32(1)                                  2,783,386        2,813,445
Series 2481, Cl. AF, 0.869%, 3/15/32(1)                                  1,625,754        1,612,757
Series 2500, Cl. FD, 0.819%, 3/15/32(1)                                  1,317,405        1,300,299
Series 2504, Cl. FP, 0.819%, 3/15/32(1)                                  3,164,693        3,131,987
Series 2526, Cl. FE, 0.719%, 6/15/29(1)                                  1,874,339        1,837,113
Series 2530, Cl. FD, 0.819%, 2/15/32(1)                                  3,020,611        2,971,481
Series 2538, Cl. F, 0.919%, 12/15/32(1)                                    478,114          475,402
Series 2550, Cl. FI, 0.669%, 11/15/32(1)                                 1,781,113        1,765,118
Series 2551, Cl. FD, 0.719%, 1/15/33(1)                                  2,109,224        2,086,403
Series 2641, Cl. CE, 3.50%, 9/15/25                                        883,395          888,429
Series 2664, Cl. NA, 5.50%, 2/15/26                                      2,368,947        2,419,224
Series 2676, Cl. KY, 5%, 9/15/23                                         4,862,000        4,953,621
Series 2934, Cl. NA, 5%, 4/15/24                                         2,006,302        2,028,620
Series 3025, Cl. SJ, 23.579%, 8/15/35(1)                                   604,750          726,426
Series 3035, Cl. DM, 5.50%, 11/15/25                                     4,360,194        4,437,051
Series 3046, Cl. NA, 5.50%, 12/15/25                                     3,609,574        3,676,402


                  2 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                       Principal
                                                                        Amount            Value
                                                                    --------------   --------------
FHLMC/FNMA/Sponsored Continued
Series 3057, Cl. BL, 5.50%, 6/15/27                                 $    3,708,947   $    3,791,021
Series 3094, Cl. HS, 23.212%, 6/15/34(1)                                 1,514,655        1,778,587
Series 3099, Cl. PA, 5.50%, 9/15/25                                      7,041,926        7,231,458
Series 3134, Cl. FA, 0.619%, 3/15/36(1)                                 21,887,899       21,504,530
Series 3171, Cl. NE, 6%, 5/15/27                                         3,697,297        3,796,872
Federal Home Loan Mortgage Corp., Interest-Only Sripped
   Mtg.-Backed Security, Series 2835, Cl. BS, 25.20%, 12/15/28(2)       17,178,665        1,637,470
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
Series 177, Cl. IO, 12.628%, 7/1/26(2)                                   3,472,255          676,729
Series 192, Cl. IO, 10.856%, 2/1/28(2)                                     770,066          161,109
Series 200, Cl. IO, 10.275%, 1/1/29(2)                                     937,772          164,754
Series 205, Cl. IO, 8.993%, 9/1/29(2)                                    4,797,572        1,018,520
Series 206, Cl. IO, (6.494)%, 12/1/29(2)                                   214,857           40,175
Series 2074, Cl. S, 46.418%, 7/17/28(2)                                    976,929          133,344
Series 2079, Cl. S, 58.614%, 7/17/28(2)                                  1,609,414          219,386
Series 218, Cl. IO, 5.756%, 2/1/32(2)                                    2,157,255          361,347
Series 224, Cl. IO, 1.654%, 3/1/33(2)                                    3,453,266          582,246
Series 243, Cl. 6, 1.711%, 12/15/32(2)                                   2,273,824          340,715
Series 2470, Cl. AS, 65.334%, 3/15/32(2)                                 1,475,936          160,138
Series 2493, Cl. S, 61.967%, 9/15/29(2)                                  1,273,005          152,201
Series 2526, Cl. SE, 42.405%, 6/15/29(2)                                 2,589,628          309,181
Series 2796, Cl. SD, 65.696%, 7/15/26(2)                                   496,669           57,616
Series 2819, Cl. S, 51.952%, 6/15/34(2)                                 21,550,024        2,043,136
Series 2920, Cl. S, 76.06%, 1/15/35(2)                                  11,604,603        1,163,708
Series 3000, Cl. SE, 99.999%, 7/15/25(2)                                13,490,590        1,145,002
Series 3110, Cl. SL, 99.999%, 2/15/26(2)                                 1,965,965          164,693
Federal Home Loan Mortgage Corp., Principal-Only Stripped
   Mtg.-Backed Security:
Series 192, Cl. PO, 8.948%, 2/1/28(3)                                      770,066          653,665
Series 216, Cl. PO, 8.668%, 12/1/31(3)                                   1,986,932        1,810,643
Series 219, Cl. PO, 7.427%, 3/1/32(3)                                    6,339,883        5,795,003
Federal Natioanl Mortgage Assn., Interest-Only Sripped
   Mtg.-Backed Security, Trust 2005-122, Cl. SD, 26.96%,
   6/25/35(2)                                                           14,582,230        1,259,676
Federal National Mortgage Assn.:
4.50%, 5/25/18-6/1/20                                                   30,122,673       31,099,871
5%, 2/25/18-7/25/22                                                     90,380,292       94,651,086
5.50%, 11/1/21-8/1/36                                                  217,000,214      225,314,016
5.50%, 7/1/24(4)                                                         8,170,000        8,549,137
5.863%, 1/25/12                                                          8,072,442        8,636,402
6%, 7/25/14-8/1/34                                                      64,259,068       67,896,275
6%, 7/1/23(4)                                                            6,971,000        7,379,459
6.50%, 6/25/17-1/1/34                                                   50,029,585       53,756,939
6.50%, 7/1/37(4)                                                        14,156,000       15,078,348
7%, 7/25/13-2/25/36                                                     30,704,664       33,514,377
7.50%, 2/25/27-8/25/33                                                  32,315,405       35,254,342
8%, 6/25/17                                                                  1,586            1,715
8.50%, 7/1/32                                                              217,141          236,451
9%, 8/25/19                                                                 15,415           16,928


                  3 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                       Principal
                                                                        Amount            Value
                                                                    --------------   --------------
FHLMC/FNMA/Sponsored Continued
9.50%, 11/25/21                                                     $       12,003   $       13,170
10.50%, 12/25/14                                                            28,455           31,268
11%, 11/25/15-8/13/19                                                      612,839          689,171
11.25%, 3/10/16                                                            109,074          122,211
11.50%, 8/8/19                                                             114,505          126,779
12%, 1/25/16-8/25/16                                                       179,774          201,430
12.50%, 8/25/15-12/25/15                                                    62,782           70,010
13%, 9/8/15-8/25/26                                                        177,657          195,299
Federal National Mortgage Assn. Grantor Trust:
Gtd. Trust Multifamily Pass-Through Certificates,
   Trust 2001-T6, Cl. B, 6.088%, 5/25/11                                10,125,000       10,772,942
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4,
   Cl. IO, 23.415%, 7/25/41(2)                                           4,961,831          120,002
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
   Investment Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                         78,356           86,061
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                       56,135           61,024
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                          55,953           56,426
Trust 1992-34, Cl. G, 8%, 3/25/22                                           67,217           71,617
Trust 1997-16, Cl. PD, 7%, 3/18/27                                       4,040,688        4,385,459
Trust 1998-59, Cl. Z, 6.50%, 10/25/28                                      263,642          278,137
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                   2,840,728        2,997,538
Trust 2001-69, Cl. PF, 1.314%, 12/25/31(1)                               3,438,268        3,461,144
Trust 2002-12, Cl. PG, 6%, 3/25/17                                      12,400,953       13,272,551
Trust 2002-19, Cl. PE, 6%, 4/25/17                                       1,073,064        1,147,445
Trust 2002-29, Cl. F, 1.314%, 4/25/32(1)                                 1,677,638        1,688,929
Trust 2002-39, Cl. FD, 1.318%, 3/18/32(1)                                2,003,520        2,017,773
Trust 2002-52, Cl. FD, 0.814%, 9/25/32(1)                                1,670,260        1,663,878
Trust 2002-53, Cl. FY, 0.814%, 8/25/32(1)                                2,188,473        2,178,157
Trust 2002-56, Cl. KW, 6%, 4/25/23                                       5,784,723        5,938,733
Trust 2002-64, Cl. FJ, 1.314%, 4/25/32(1)                                  517,019          517,128
Trust 2002-65, Cl. FB, 1.314%, 7/25/32(1)                                3,337,750        3,369,962
Trust 2002-68, Cl. FH, 0.818%, 10/18/32(1)                               1,021,284        1,015,690
Trust 2002-74, Cl. KF, 0.664%, 3/25/17(1)                                  728,861          725,930
Trust 2002-77, Cl. TF, 1.318%, 12/18/32(1)                               6,936,902        6,982,960
Trust 2002-82, Cl. FE, 1.314%, 12/25/32(1)                               2,897,353        2,929,325
Trust 2002-9, Cl. PC, 6%, 3/25/17                                        4,239,944        4,539,183
Trust 2002-90, Cl. FJ, 0.814%, 9/25/32(1)                                1,047,653        1,042,712
Trust 2002-90, Cl. FM, 0.814%, 9/25/32(1)                                1,007,359        1,002,608
Trust 2003-111, Cl. HF, 0.714%, 5/25/30(1)                               7,169,269        7,074,125
Trust 2003-116, Cl. FA, 0.714%, 11/25/33(1)                              1,096,403        1,073,248
Trust 2003-130, Cl. CS, 13.473%, 12/25/33(1)                             2,718,272        2,896,654
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                    3,676,000        3,824,934
Trust 2003-21, Cl. FK, 0.714%, 3/25/33(1)                                  181,119          179,549
Trust 2003-26, Cl. XF, 0.764%, 3/25/23(1)                                8,841,278        8,706,889
Trust 2003-81, Cl. PW, 4%, 3/25/25                                         996,610          999,054
Trust 2004-101, Cl. BG, 5%, 1/25/20                                      8,529,000        9,040,088
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                      909,077          909,381
Trust 2004-72, Cl. FB, 0.814%, 9/25/34(1)                                6,111,352        5,977,685
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                      8,662,299        9,448,065
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                  4,975,000        5,064,254


                  4 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                       Principal
                                                                        Amount            Value
                                                                    --------------   --------------
FHLMC/FNMA/Sponsored Continued
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                             $    8,786,788   $    8,963,663
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                                 12,001,214       12,310,741
Trust 2005-45, Cl. XA, 0.654%, 6/25/35(1)                                6,528,190        6,334,034
Trust 2005-67, Cl. BF, 0.664%, 8/25/35(1)                                6,453,456        6,285,233
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                                   14,934,494       15,745,424
Trust 2005-85, Cl. FA, 0.664%, 10/25/35(1)                              14,644,966       14,219,600
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                                   8,859,745        9,160,936
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                    1,575,050        1,607,572
Trust 2006-46, Cl. SW, 23.049%, 6/25/36(1)                               2,350,234        2,808,717
Trust 2006-50, Cl. KS, 23.05%, 6/25/36(1)                                2,840,037        3,188,302
Trust 2006-50, Cl. SK, 23.05%, 6/25/36(1)                                  469,017          527,092
Trust 2006-97, Cl. MA, 6%, 6/25/16                                         584,987          603,946
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
   Investment Conduit Pass-Through Certificates, Interest-Only
   Stripped Mtg.-Backed Security:
Trust 2005-14, Cl. SE, 42.618%, 3/25/35(2)                              16,352,857        1,455,867
Trust 2006-60, Cl. DI, 42.267%, 4/25/35(2)                              15,364,501        1,334,478
Federal National Mortgage Assn., Interest-Only
   Stripped Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 42.365%, 12/18/31(2)                              2,400,286          269,544
Trust 2001-68, Cl. SC, 33.763%, 11/25/31(2)                              2,135,106          234,998
Trust 2001-81, Cl. S, 36.828%, 1/25/32(2)                                1,560,693          176,706
Trust 2002-28, Cl. SA, 40.565%, 4/25/32(2)                               1,324,035          178,525
Trust 2002-38, Cl. SO, 58.095%, 4/25/32(2)                               1,812,124          177,531
Trust 2002-39, Cl. SD, 41.838%, 3/18/32(2)                               1,944,472          208,205
Trust 2002-48, Cl. S, 37.377%, 7/25/32(2)                                2,172,801          236,769
Trust 2002-52, Cl. SD, 39.686%, 9/25/32(2)                               1,670,260          175,986
Trust 2002-52, Cl. SL, 37.996%, 9/25/32(2)                               1,382,592          151,491
Trust 2002-53, Cl. SK, 39.87%, 4/25/32(2)                                1,134,560          121,329
Trust 2002-56, Cl. SN, 40.065%, 7/25/32(2)                               2,951,032          326,066
Trust 2002-60, Cl. SM, 56.078%, 8/25/32(2)                               5,263,180          468,790
Trust 2002-77, Cl. IS, 49.818%, 12/18/32(2)                              2,593,798          279,484
Trust 2002-77, Cl. SH, 45.185%, 12/18/32(2)                              2,000,726          241,475
Trust 2002-9, Cl. MS, 36.563%, 3/25/32(2)                                2,434,738          271,620
Trust 2002-96, Cl. SK, 57.615%, 4/25/32(2)                                 531,485           58,388
Trust 2003-33, Cl. IA, 4.785%, 5/25/33(2)                                  417,757           59,767
Trust 2003-33, Cl. SP, 62.33%, 5/25/33(2)                                6,160,832          659,730
Trust 2003-38, Cl. SA, 34.567%, 3/25/23(2)                               8,565,922          847,846
Trust 2003-4, Cl. S, 50.418%, 2/25/33(2)                                 3,600,303          380,297
Trust 2005-40, Cl. SA, 76.253%, 5/25/35(2)                               6,677,407          639,710
Trust 2005-63, Cl. SA, 80.181%, 10/25/31(2)                              7,698,929          818,276
Trust 2005-63, Cl. X, 42.037%, 10/25/31(2)                                  91,138            1,635
Trust 2005-71, Cl. SA, 74.882%, 8/25/25(2)                               8,625,498          822,224
Trust 2005-87, Cl. SE, 59.047%, 10/25/35(2)                            126,688,208       11,341,040
Trust 2005-87, Cl. SG, 99.999%, 10/25/35(2)                             17,366,938        1,822,269
Trust 2006-51, Cl. SA, 48.455%, 6/25/36(2)                              71,913,557        6,981,440
Trust 2007-48, Cl. SA, 59.941%, 5/25/37(2)                              21,495,289        1,898,363
Trust 221, Cl. 2, 15.596%, 5/1/23(2)                                     3,039,174          562,970


                 5 |  Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                       Principal
                                                                        Amount            Value
                                                                    --------------   --------------
FHLMC/FNMA/Sponsored Continued
Trust 240, Cl. 2, 23.125%, 9/1/23(2)                                $    3,007,322   $      412,757
Trust 254, Cl. 2, 11.368%, 1/1/24(2)                                     3,791,778          638,772
Trust 294, Cl. 2, 10.265%, 2/1/28(2)                                     4,375,270          619,079
Trust 301, Cl. 2, 0.767%, 4/1/29(2)                                      2,471,947          438,590
Trust 321, Cl. 2, 14.686%, 4/1/32(2)                                    15,160,362        2,717,911
Trust 324, Cl. 2, 0.008%, 7/1/32(2)                                      8,539,791        1,434,087
Trust 331, Cl. 10, 23.326%, 2/1/33(2)                                    6,111,088          944,113
Trust 331, Cl. 4, 4.78%, 2/1/33(2)                                       5,501,253          763,634
Trust 331, Cl. 5, 13.869%, 2/1/33(2)                                     8,307,475        1,139,554
Trust 331, Cl. 6, (0.87)%, 2/1/33(2)                                     8,358,726        1,147,502
Trust 332, Cl. 2, 15.64%, 3/1/33(2)                                      9,939,328        1,657,563
Trust 334, Cl. 10, 7.852%, 2/1/33(2)                                     3,135,774          439,549
Trust 334, Cl. 5, (15.082)%, 5/1/33(2)                                   8,937,901        1,081,980
Trust 338, Cl. 2, 6.538%, 7/1/33(2)                                      6,181,332          980,682
Trust 339, Cl. 15, 13.561%, 7/1/33(2)                                    2,706,276          291,791
Trust 339, Cl. 7, (8.306)%, 7/1/33(2)                                    6,519,237          730,008
Trust 351, Cl. 11, (0.318)%, 11/1/34(2)                                  1,740,592          224,840
Trust 351, Cl. 8, 2.745%, 4/1/34(2)                                      5,326,051          723,608
Trust 356, Cl. 10, (2.058)%, 6/1/35(2)                                   4,613,431          566,528
Trust 356, Cl. 12, (3.812)%, 2/1/35(2)                                   2,367,198          285,391
Trust 362, Cl. 12, 1.311%, 8/1/35(2)                                    10,506,762        1,615,042
Trust 362, Cl. 13, (0.56)%, 8/1/35(2)                                    5,849,252          819,717
Trust 364, Cl. 15, (0.127)%, 9/1/35(2)                                   3,988,574          535,204
Federal National Mortgage Assn., Principal-Only
   Stripped Mtg.-Backed Security:
Trust 324, Cl. 1, 7.752%, 7/1/32(3)                                      2,132,450        1,923,723
Trust 327, Cl. 1, 9.03%, 9/1/32(3)                                       1,266,142        1,127,962
Vendee Mortgage Trust, Interest-Only
   Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 23.618%, 10/15/29(2)                             39,658,457          554,973
Series 2001-3, Cl. IO, 20.696%, 5/15/31(2)                              17,972,731          110,108
Series 2002-2, Cl. IO, 23.358%, 1/15/32(2)                              47,109,375          256,280
Series 2002-3, Cl. IO, 20.661%, 8/15/32(2)                              63,515,545          772,533
Series 2003-1, Cl. IO, 17.816%, 11/15/32(2)                             93,619,593          728,613
                                                                                     --------------
                                                                                      1,089,587,907
                                                                                     --------------
GNMA/Guaranteed--4.2%
Government National Mortgage Assn.:
4.50%, 7/1/24(4)                                                        50,848,000       50,768,575
6.50%, 1/29/24                                                             216,288          230,862
7%, 1/29/28-2/8/30                                                       1,497,671        1,635,500
7.50%, 5/29/28-8/29/28                                                     790,486          867,796
8%, 9/29/28                                                                111,948          126,581
8.50%, 8/1/17-9/29/21                                                      769,807          833,845
9.50%, 9/29/17                                                               2,840            3,112
10.50%, 2/29/16-7/15/21                                                    133,363          148,804
11%, 11/8/19                                                               138,583          153,442
11.50%, 4/29/13-7/29/19                                                     31,276           34,587
13%, 3/2/11-9/29/14                                                          3,449            3,860


                  6 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                       Principal
                                                                         Amount          Value
                                                                    --------------   --------------
GNMA/Guaranteed Continued
Government National Mortgage Assn., Gtd. Real Estate Mtg.
   Investment Conduit Pass-Through Certificates, Series 1999-32,
   Cl. ZB, 8%, 9/16/29                                              $   11,767,092   $   13,021,488
Government National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
Series 1998-19, Cl. SB, 43.573%, 7/16/28(2)                              3,237,873          442,432
Series 1998-6, Cl. SA, 63.307%, 3/16/28(2)                               1,982,837          281,191
Series 2001-21, Cl. SB, 77.329%, 1/16/27(2)                              3,471,149          407,945
Series 2006-47, Cl. SA, 86.571%, 8/16/36(2)                             34,093,254        3,517,974
                                                                                     --------------
                                                                                         72,477,994
                                                                                     --------------
Non-Agency--8.6%
Commercial--5.0%
CHL Mortgage Pass-Through Trust 2003-J5, Mtg. Pass-Through
   Certificates, Series 2003-J5, Cl. 2A1, 5%, 7/1/18                    10,152,373       10,109,495
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg.
   Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.726%,
   3/1/49(1)                                                             2,340,000        1,980,665
Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
   Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                6,750,000        6,347,959
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
   Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.723%,
   6/1/39(1)                                                             5,202,000        3,556,086
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
   Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                14,534,694       10,075,908
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
   Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36              3,995,350        2,747,848
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg.
   Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%,
   4/25/37                                                               3,170,270        2,283,328
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
   Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                               6,505,000        5,322,481
HSI Asset Securitization Corp. Trust 2006-OPT1, Mtg. Pass-Through
   Certificates, Series 2006-OPT1, Cl. 2A2, 0.454%, 12/25/35(1)          1,147,894        1,120,889
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                              14,770,000       13,374,709
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                5,010,000        4,454,423
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg.
   Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%,
   1/15/12                                                               7,520,000        7,131,597
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
   Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                    5,770,814        4,421,764
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
   Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                    25,736           25,767
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates,
   Series 2007-1, Cl. 2A1, 5.827%, 2/1/37(1)                            19,674,771       12,072,490


                  7 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                       Principal
                                                                         Amount          Value
                                                                    --------------   --------------
Commercial Continued
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
   Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%,
    11/15/48                                                        $    2,115,000   $    1,964,438
                                                                                     --------------
                                                                                         86,989,847
                                                                                     --------------
Manufactured Housing--0.2%
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR2, Cl. 2A5, 5.071%,
   3/25/36(1)                                                            4,998,668        3,265,268
Multifamily--1.1%
CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
   Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35                   3,009,003        2,267,241
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg.
   Pass-Through Certificates, Series 2005-A2, Cl. A2, 4.482%,
   2/1/35(1)                                                            20,327,382       16,334,127
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg.
   Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 5.092%,
   3/25/36(1)                                                            1,670,221        1,135,627
                                                                                     --------------
                                                                                         19,736,995
                                                                                     --------------
Residential--2.3%
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through
   Certificates, Series 2007-HY4, Cl. 1A1, 6.069%, 9/1/47(1)            18,058,779       10,631,765
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-10,
   Cl. 2A3B, 5.55%, 1/25/36                                              2,330,715        1,720,361
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Asset-Backed
   Certificates, Series 2005-A1, Cl.2A1, 4.214%, 12/25/34(1)             2,386,208        2,057,824
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
   Certificates, Series 2006-3, Cl. 2A1, 6.077%, 10/25/36(1)            16,675,932       13,253,009
RALI Series 2006-QS13 Trust:
   Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
   Cl. 1A8, 6%, 9/25/36                                                  2,185,811        2,028,725
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
   Cl. 1A5, 6%, 9/25/36                                                 10,565,134        7,345,006
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
   Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                4,289,022        1,869,637
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
   Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.36%,
   9/1/34(1)                                                             2,061,775        1,698,038
                                                                                         40,604,365
                                                                                     --------------
Total Mortgage-Backed Obligations (Cost $1,306,374,838)                               1,312,662,376
                                                                                     --------------
U.S. Government Obligations--11.8%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13(5)                27,970,000       28,959,942
Federal Home Loan Mortgage Corp. Nts., 2.50%, 4/23/14(5)                87,715,000       86,462,342
Federal National Mortgage Assn. Nts., 2.50%, 5/15/14(5)                 67,125,000       66,094,363
Federal National Mortgage Assn. Unsec. Nts., 4.625%, 10/15/14(5,6)      22,755,000       24,585,025
                                                                                     --------------
Total U.S. Government Obligations (Cost $206,924,383)                                   206,101,672
                                                                                     --------------
Short-Term Notes--10.4%
Federal Home Loan Bank:
   0.01%, 7/1/09                                                       152,400,000      152,400,000
   0.06%, 7/28/09                                                       15,000,000       14,999,320


                  8 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                                       Principal
                                                                         Amount          Value
                                                                    --------------   --------------
0.18%, 7/17/09                                                      $   15,000,000   $   14,998,866
                                                                                     --------------
Total Short-Term Notes (Cost $182,398,193)                                              182,398,186
                                                                                     --------------

                                                                        Shares
                                                                    --------------
Investment Company--5.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%(7, 8)
   (Cost $87,000,000)                                                   87,000,000       87,000,000
Total Investments, at Value (excluding Investments Purchased with
   Cash Collateral from Securities Loaned) (Cost $1,845,895,969)                      1,841,475,122
Investments Purchased with Cash Collateral from Securities
Loaned--9.2%(9) OFI Liquid Assets Fund, LLC, 1.02%(7, 8)
(Cost $160,803,080)                                                    160,803,080      160,803,080

Total Investments, at Value (Cost $2,006,699,049)                            114.5%   2,002,278,202
                                                                    --------------   --------------
Liabilities in Excess of Other Assets                                        (14.5)    (253,226,427)
                                                                    --------------   --------------
Net Assets                                                                   100.0%  $1,749,051,775
                                                                                     ==============

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $75,510,081 or 4.32% of the Fund's net assets as of June 30, 2009.

(3.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $11,310,996 or 0.65% of the Fund's net assets as of June 30, 2009.

(4.) When-issued security or delayed delivery to be delivered and settled after June 30, 2009. See accompanying Notes.

(5.) Partial or fully-loaned security. See accompanying Notes.

(6.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $3,781,481. See accompanying Notes.

(7.) Rate shown is the 7-day yield as of June 30, 2009.

(8.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                  9 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited


                                      SHARES                                     SHARES
                                  SEPTEMBER 30,      GROSS         GROSS        JUNE 30,
                                       2008        ADDITIONS     REDUCTIONS       2009
                                  -------------   -----------   -----------   -----------
OFI Liquid Assets Fund, LLC            --         297,698,470   136,895,390   160,803,080
Oppenheimer Institutional Money
Market Fund, Cl. E                     --          87,000,000            --    87,000,000

                                                         VALUE       INCOME
                                                     ------------   --------
OFI Liquid Assets Fund, LLC                          $160,803,080   $259,890(a)
Oppenheimer Institutional Money Market Fund, Cl. E     87,000,000     25,203
                                                     ------------   --------
                                                     $247,803,080   $285,093
                                                     ============   ========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(9.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).


                  10 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                                                    LEVEL 2--
                                                    LEVEL 1--         OTHER         LEVEL 3--
                                                   UNADJUSTED      SIGNIFICANT     SIGNIFICANT
                                                     QUOTED        OBSERVABLE     UNOBSERVABLE
                                                     PRICES          INPUTS          INPUTS           VALUE
                                                  ------------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities                           $         --   $   53,312,888        $--       $   53,312,888
Mortgage-Backed Obligations                                 --    1,312,662,376         --        1,312,662,376
U.S. Government Obligations                                 --      206,101,672         --          206,101,672
Short-Term Notes                                            --      182,398,186         --          182,398,186
Investment Company                                  87,000,000               --         --           87,000,000
Investments Purchased with Cash Collateral from
Securities Loaned                                  160,803,080               --         --          160,803,080
                                                  ------------   --------------   ------------   --------------
Total Investments, at Value                        247,803,080    1,754,475,122         --        2,002,278,202
OTHER FINANCIAL INSTRUMENTS:
Futures                                                678,818               --         --              678,818
                                                  ------------   --------------   ------------   --------------
Total Assets                                      $248,481,898   $1,754,475,122        $--       $2,002,957,020
                                                  ------------   --------------   ------------   --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures                                           $   (186,551)  $           --        $--       $     (186,551)
                                                  ------------   --------------   ------------   --------------
Total Liabilities                                 $   (186,551)  $           --        $--       $     (186,551)
                                                  ------------   --------------   ------------   --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF JUNE 30, 2009 ARE AS FOLLOWS:

                                                                                  UNREALIZED
                                        NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE          VALUE      (DEPRECIATION)
--------------------------   --------   ---------   ----------   ------------   --------------
U.S. Treasury Long Bonds          Buy         524      9/21/09   $ 62,020,313      $ 1,137,227
U.S. Treasury Nts., 2 yr.         Buy       1,958      9/30/09    423,356,313          (29,681)
U.S. Treasury Nts., 5 yr.        Sell       2,051      9/30/09    235,288,156        2,714,141
U.S. Treasury Nts., 10 yr.       Sell       1,610      9/21/09    187,187,656       (1,532,769)
                                                                                --------------
                                                                                   $ 2,288,918
                                                                                ==============

NOTES TO STATEMENT OF INVESTMENTS


                  11 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.


                  12 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or


                  13 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities         $163,298,563
Sold securities                81,104,783

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its


                  14 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.


                  15 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to


                  16 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

     cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS


                  17 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.


                  18 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     As of June 30, 2009, the Fund had no such credit default swaps outstanding.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps to increase exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.


                  19 | Oppenheimer Limited-Term Government Fund

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND
STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

As of June 30, 2009, the Fund had no such total return swap agreements outstanding.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2009, the Fund had on loan securities valued at $157,347,413. Collateral of $160,803,080 was received for the loans, all of which all was received in cash and subsequently invested in approved instruments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,008,181,180
Federal tax cost of other investments       60,611,895
                                        --------------
Total federal tax cost                  $2,068,793,075
Gross unrealized appreciation           $   60,132,680
Gross unrealized depreciation              (63,746,740)
                                        --------------
Net unrealized depreciation             $   (3,614,060)
                                        ==============


                  20 | Oppenheimer Limited-Term Government Fund

                                        ---------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009